Debt Instruments Eligible as Capital (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instruments Eligible As Capital
Balances at the beginning of the fiscal year	R$ 23,137,784	R$ 19,626,967	R$ 19,641,408
Issuance	2,362,800	7,600,200	6,000,000
Interest payment Tier I (1)	1,162,752	786,823	461,186
Interest payment Tier II (1)	2,521,221	1,736,383	1,464,586
Exchange differences / Others		1,051,377	(614,496)
Payments of interest - Tier I and II	(1,070,620)	(132,243)	(713,974)
Repurchase		(7,531,723)	(6,507,953)
Balance at the end of the fiscal year	R$ 28,113,937	R$ 23,137,784	R$ 19,626,967